CONSOLIDATED STATEMENT OF FINANCIAL POSITION - COP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
ASSETS
Cash and cash equivalents	$ 32,844,099	$ 39,799,609
Financial assets investments	37,570,270	25,674,195
Derivative financial instruments	2,938,142	6,252,270
Financial assets investments and derivative financial instruments	40,508,412	31,926,465
Loans and advances to customers	263,274,170	237,728,544
Assets held for sale and inventories, net	1,106,399	906,753
Investment in associates and joint ventures	2,928,984	2,997,603
Investment properties	5,580,109	4,709,911
Premises and equipment, net	5,906,064	6,522,534
Right-of-use assets, lease	1,757,206	1,634,045
Goodwill and intangible assets, net	9,767,903	8,489,697
Deferred tax, net	763,757	685,612
Other assets, net	7,778,279	7,528,036
TOTAL ASSETS	372,215,382	342,928,809
LIABILITIES
Deposits by customers	279,059,401	247,941,180
Interbank deposits and repurchase agreements and other similar secured borrowing	1,776,965	1,076,436
Derivative financial instruments	2,679,643	6,710,364
Borrowings from other financial institutions	15,689,532	15,648,606
Debt instruments in issue	11,275,216	14,663,576
Lease liabilities	1,889,364	1,773,610
Preferred shares	584,204	584,204
Current tax	156,162	164,339
Deferred tax, net	2,578,504	1,785,230
Employee benefit plans	951,555	882,954
Other liabilities	10,990,561	12,648,581
TOTAL LIABILITIES	327,631,107	303,879,080
EQUITY
Share capital	480,914	480,914
Additional paid-in-capital	4,857,454	4,857,454
Appropriated reserves	22,575,837	20,044,769
Retained earnings	2,715,313	2,515,278
Net income attributable to equity holders of the Parent Company	6,267,744	6,116,936
Accumulated other comprehensive income, net of tax	6,645,206	4,074,161
SHAREHOLDERS’ EQUITY ATTRIBUTABLE TO THE OWNERS OF THE PARENT COMPANY	43,542,468	38,089,512
Non-controlling interest	1,041,807	960,217
TOTAL EQUITY	44,584,275	39,049,729
TOTAL LIABILITIES AND EQUITY	372,215,382	342,928,809
Cost
ASSETS
Loans and advances to customers	279,453,908	253,951,647
Premises and equipment, net	8,691,093	9,062,128
Right-of-use assets, lease	2,739,495	2,383,508
Allowance
ASSETS
Loans and advances to customers	$ (16,179,738)	$ (16,223,103)